UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21131

John Hancock Preferred Income Fund

(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

MUTUAL FUNDS

John Hancock Preferred Income Fund

QUARTERLY PORTFOLIO HOLDINGS

4.30.2008

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 3.27%					$17,567,839

(Cost $19,748,436)

Electric Utilities 1.93%					10,384,874

Black Hills Corp.,
Note	6.500%	05-15-13	BBB-	$5,950	5,940,664
Entergy Gulf States, Inc.,
1st Mtg Bond	6.200	07-01-33	BBB+	5,000	4,444,210

Gas Utilities 1.34%					7,182,965

Southern Union Co.,
Jr Sub Note Ser A	7.200	11-01-66	BB	8,800	7,182,965

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Capital preferred securities 6.47%					$34,714,464

(Cost $28,949,179)

Diversified Banks 1.36%					7,275,000

Lloyds TSB Bank Plc	6.90%	11-29-49	A+	$7,500	7,275,000

Electric Utilities 5.11%					27,439,464

DPL Capital Trust II	8.125	09-01-31	BB+	24,000	27,439,464

Issuer				Shares	Value
Common stocks 1.01%					$5,405,499

(Cost $7,134,344)

Electric Utilities 0.26%					1,410,200

Great Plains Energy, Inc.				55,000	1,410,200

Gas Utilities 0.09%					473,099

Southern Union Co.				18,466	473,099

Multi-Utilities 0.66%					3,522,200

TECO Energy, Inc.				220,000	3,522,200

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 136.60%			$733,288,207

(Cost $802,956,916)

Agricultural Products 2.44%			13,093,437

Ocean Spray Cranberries, Inc., 6.25%,
Ser A (S)	BBB-	143,000	13,093,437

Automobile Manufacturers 2.80%			15,017,895

Ford Motor Co., 7.50%	CCC+	37,900	659,460
General Motors Corp., 7.25%, Ser 04-15-41	B-	378,700	6,059,200
General Motors Corp., 7.25%, Ser 07-15-41	B-	82,000	1,334,140
General Motors Corp., 7.25%, Ser 02-15-52	B-	254,300	4,005,225
General Motors Corp., 7.375%,
Ser 05-15-48	B-	50,000	827,500
General Motors Corp., 7.375%,
Ser 10-01-51	B-	129,000	2,132,370

Broadcasting & Cable TV 4.67%			25,081,396

CBS Corp., 6.75%	BBB	193,600	4,203,056
Comcast Corp., 7.00%	BBB+	232,000	5,630,640
Comcast Corp., 7.00%, Ser B	BBB+	634,000	15,247,700

Consumer Finance 6.51%			34,961,760

Ford Motor Credit Co., 7.60%	B1	308,500	5,704,165
HSBC Finance Corp., 6.00%	AA-	134,200	3,155,042
HSBC Finance Corp., 6.36%, Depositary
Shares, Ser B	A	297,000	6,581,520
HSBC Finance Corp., 6.875%	AA-	400,000	9,924,000
SLM Corp., 6.00%	BBB-	194,100	3,590,850
SLM Corp., 6.97%, Ser A	BB	147,391	6,006,183

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

Diversified Banks 8.82%			47,328,385

BAC Capital Trust IV, 5.875%	A+	30,000	656,100
Bank One Capital Trust VI, 7.20%	Aa3	81,100	2,003,981
Barclays Bank Plc, 7.10%, Ser 3	A+	55,000	1,366,200
Fleet Capital Trust VIII, 7.20%	A+	489,250	12,060,012
HSBC Holdings Plc, 6.20%, Ser A	A	161,000	3,622,500
Royal Bank of Scotland Group Plc, 5.75%,
Ser L	A	550,900	10,924,347
Royal Bank of Scotland Group Plc, 6.35%,
Ser N ADR	A	25,000	556,500
Royal Bank of Scotland Group Plc, 7.25%,
Ser T	A	59,000	1,431,930
Santander Finance Preferred SA,
Unipersonal, 6.41%, Ser 1	A+	225,000	5,253,750
USB Capital VIII, 6.35%, Ser 1	A+	179,800	4,079,662
USB Capital X, 6.50%	A+	45,000	1,050,300
Wachovia Preferred Funding Corp., 7.25%,
Ser A	A	69,000	1,617,360
Wells Fargo Capital Trust IV, 7.00%	AA-	108,100	2,705,743

Electric Utilities 28.84%			154,826,397

Duquesne Light Co., 6.50%	BB	73,650	3,259,013
Entergy Arkansas, Inc., 6.70%	AAA	25,300	660,330
Entergy Mississippi, Inc., 7.25%	A-	363,900	9,272,172
FPC Capital I, 7.10%, Ser A	BBB-	884,891	21,803,714
FPL Group Capital Trust I, 5.875%	BBB+	502,200	11,957,382
FPL Group Capital, Inc., 7.45%, Ser E	BBB+	110,000	2,872,100
Georgia Power Capital Trust VII, 5.875%	BBB+	250,600	6,082,062
Georgia Power Co., 6.00%, Ser R	A	413,997	10,105,667
HECO Capital Trust III, 6.50%	BB+	375,400	8,776,852
Interstate Power & Light Co., 8.375%,
Ser B	Baa2	700,000	20,510,000
NSTAR Electric Co., 4.78%	A-	15,143	1,196,297
PPL Electric Utilities Corp., 6.25%,
Depositary Shares	BBB	300,000	7,181,250
PPL Energy Supply, LLC, 7.00%	BBB	563,160	14,118,421
Southern California Edison Co., 6.125%	BBB-	119,000	11,635,975
Virginia Power Capital Trust, 7.375%	BBB	596,250	14,930,100
Westar Energy, Inc., 6.10%	BBB	97,300	2,426,662
Xcel Energy Inc., 7.60%	BBB-	320,000	8,038,400

Gas Utilities 3.26%			17,507,466

Southern Union Co., 7.55%, Ser A	BB	296,600	7,222,210
Southwest Gas Capital II, 7.70%	BB	412,400	10,285,256

Integrated Telecommunication Services 4.39%			23,573,664

AT&T, Inc., 6.375%	A	66,000	1,649,340
Telephone & Data Systems, Inc., 6.625%	BBB-	233,000	4,613,400
Telephone & Data Systems, Inc., 7.60%,
Ser A	BBB-	816,553	17,310,924

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

Investment Banking & Brokerage 11.77%			63,183,407

Bear Stearns Capital Trust III, 7.80%	A	237,300	5,695,200
Goldman Sachs Group, Inc., 6.20%, Ser B	A	445,000	10,453,050
Lehman Brothers Holdings Capital Trust
III, 6.375%, Ser K	A-	150,000	3,166,500
Lehman Brothers Holdings, Inc., 5.94%,
Depositary Shares, Ser C	A-	175,600	6,681,580
Merrill Lynch Preferred Capital Trust
III, 7.00%	A-	366,400	8,200,032
Merrill Lynch Preferred Capital Trust
IV, 7.12%	A-	278,752	6,277,495
Merrill Lynch Preferred Capital Trust V,
7.28%	A-	367,000	8,279,520
Morgan Stanley Capital Trust III, 6.25%	A	192,400	4,146,220
Morgan Stanley Capital Trust IV, 6.25%	A	57,000	1,216,380
Morgan Stanley Capital Trust V, 5.75%	A1	347,000	6,832,430
Morgan Stanley Capital Trust VI, 6.60%	A	100,000	2,235,000

Life & Health Insurance 7.27%			39,036,605

Lincoln National Capital VI, 6.75%, Ser F	A-	175,800	4,271,940
MetLife, Inc., 6.50%, Ser B	BBB	950,500	21,890,015
PLC Capital Trust IV, 7.25%	BBB+	224,600	5,109,650
PLC Capital Trust V, 6.125%	BBB+	256,000	5,068,800
Prudential Plc, 6.50%	A-	122,000	2,696,200

Movies & Entertainment 4.22%			22,646,644

Viacom, Inc., 6.85%	BBB	985,065	22,646,644

Multi-Line Insurance 7.52%			40,380,607

Aegon NV, 6.375%	A-	444,900	9,431,880
Aegon NV, 6.50%	A-	116,100	2,482,218
ING Groep NV 6.125%	A	61,500	1,288,425
ING Groep NV, 6.20%	A	156,993	3,485,245
ING Groep NV, 7.05%	A	760,100	18,234,799
ING Groep NV, 7.20%	A	100,000	2,460,000
ING Groep NV, 7.375%	A	120,500	2,998,040

Multi-Utilities 6.66%			35,769,742

Baltimore Gas & Electric Co., 6.99%,
Ser 1995	Ba1	40,000	4,131,252
BGE Capital Trust II, 6.20%	BBB-	836,825	19,707,229
DTE Energy Trust I, 7.80%	BB+	140,400	3,543,696
PNM Resources, Inc., 6.75%, Conv	BB-	284,500	7,800,990
Public Service Electric & Gas Co.,
4.18%, Ser B	BB+	7,900	586,575

Oil & Gas Exploration & Production 5.71%			30,642,300

Nexen, Inc., 7.35%	BB+	1,261,000	30,642,300

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

Other Diversified Financial Services 17.59%			94,392,117

ABN AMRO Capital Funding Trust V, 5.90%	A	626,100	13,035,402
ABN AMRO Capital Funding Trust VII, 6.08%	A	338,000	7,246,720
Bank of America Corp., 6.204%,
Depositary Shares, Ser D	A+	305,000	6,752,700
Citigroup Capital VII, 7.125%	A	336,500	8,126,475
Citigroup Capital VIII, 6.95%	A	658,600	15,430,998
Citigroup Capital X, 6.10%	A	40,000	836,400
Citigroup Capital XI, 6.00%	A	25,000	525,000
DB Capital Funding VIII, 6.375%	A+	426,250	9,718,500
DB Capital Trust II, 6.55%	A+	526,750	11,693,850
JPMorgan Chase Capital X, 7.00%, Ser J	A	575,100	14,383,251
JPMorgan Chase Capital XI, 5.875%, Ser K	A	289,700	6,642,821

Real Estate Management & Development 3.92%			21,054,438

Duke Realty Corp., 6.50%, Depositary
Shares, Ser K	BBB	110,000	2,312,200
Duke Realty Corp., 6.60%, Depositary
Shares, Ser L	BBB	109,840	2,394,512
Duke Realty Corp., 6.625%, Depositary
Shares, Ser J	BBB	66,525	1,456,232
Public Storage, Inc., 6.45%, Depositary
Shares, Ser X	BBB+	25,000	528,500
Public Storage, Inc., 6.50%, Depositary
Shares, Ser W	BBB+	100,000	2,116,000
Public Storage, Inc., 7.50%, Depositary
Shares, Ser V	BBB+	497,643	12,246,994

Regional Banks 5.50%			29,502,940

KeyCorp Capital VI, 6.125%	BBB	25,900	514,115
PFGI Capital Corp., 7.75%	A	796,000	20,472,165
Wachovia Corp., 8.00%	A	338,500	8,516,660

Reinsurance 0.55%			2,960,954

RenaissanceRe Holdings Ltd., 6.08%,
Ser C	BBB+	153,100	2,960,954

Specialized Finance 0.96%			5,123,602

CIT Group, Inc., 6.35%, Ser A	BBB	145,000	2,002,450
Repsol International Capital Ltd.,
7.45%, Ser A	BB+	123,610	3,121,152

Thrifts & Mortgage Finance 0.83%			4,471,875

Sovereign Capital Trust V, 7.75%	BB+	239	4,471,875

Wireless Telecommunication Services 2.37%			12,732,576

United States Cellular Corp., 7.50%	BBB-	582,460	12,732,576

John Hancock
Preferred Income Fund
Securities owned by the Fund on
April 30, 2008 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Short-term investments 4.79%					$25,700,000

(Cost $25,700,000)
Government U.S. Agency 4.79%					25,700,000

Federal Home Loan Bank
Discount Note	1.75% (Y)	05-01-08	AAA	$25,700	25,700,000

Total investments (Cost $884,488,875)† 152.14%					$816,676,009

Other assets and liabilities, net 0.04%					$196,793

Fund preferred shares, at liquidation value (52.18%)					($280,071,915)

Total net assets applicable to
common shareholders 100.00%					$536,800,887

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

John Hancock
Preferred Income Fund
Notes to Schedule of Investments
April 30, 2008 (unaudited)

ADR American Depositary Receipt

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $13,093,437 or 2.44% of the net assets applicable to common shareholders as of April 30, 2008.

(Y) Represents current yield as of April 30, 2008.

† The cost of investments owned on April 30, 2008, including short-term investments, for Federal income tax purposes was $884,511,982. Gross unrealized appreciation and depreciation of investments aggregated $11,137,927 and $78,973,900, respectively, resulting in net unrealized depreciation of $67,835,973.

Country concentration[1]
United States	86.33%
Netherlands	4.94%
Canada	3.93%
United Kingdom	3.41%
Others (individually less than 1%)	1.39%
Totals	100.00%

1 As a percentage of the Fund's total investments on April 30, 2008.

Notes to Schedule of Investments - Page 7

John Hancock
Preferred Income Fund
Financial futures contracts
April 30, 2008 (unaudited)

	Number of			Unrealized
Open contracts	contracts	Position	Expiration	depreciation

U.S. 10-year Treasury Note	1050	Short	Jun 2008	$1,606,962

Financial futures contracts - Page 8

John Hancock
Preferred Income Fund
Interest rate swap contracts
April 30, 2008 (unaudited)

	Rate type				Unrealized
Notional	Payments made	Payments received	Termination		appreciation
amount	by Fund	by Fund	date	Counterparty	(depreciation)

$70,000,000	2.56% (a)	3-month LIBOR	Jun 2008	Morgan Stanley	$38,427
70,000,000	4.37% (a)	3-month LIBOR	Nov 2008	Bank of America	(1,865,184)
70,000,000	3.79% (a)	3-month LIBOR	Jun 2011	Morgan Stanley	(868,897)

Total					($2,695,654)

(a) Fixed rate

Interest rate swap contracts - Page 9

Notes to portfolio of investments

Security valuation

The net asset value of common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non- U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Fund’s agent in acquiring the futures position). If the position is closed out by an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income or to manage the Fund’s exposure to credit or market risk.

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value.

The Fund records changes in the value of the swap as unrealized gains or losses on swap contracts. Net periodic payments accrued but not yet received (paid) are included in change in the unrealized appreciation/depreciation. Accrued interest income and interest expense on the swap contracts are recorded as realized gain (loss).

Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Notes to Schedule of Investments - Page 10

For more information

Trustees
James F. Carlin, *Chairman*
James R. Boyle†
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Custodian
Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer agent for common shareholders
Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Transfer agent for preferred shareholders
Deutsche Bank Trust Company Americas
280 Park Avenue
New York, NY 10017

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

Stock symbol
Listed New York Stock Exchange: HPI

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Preferred Income Fund.

P80Q3 4/08
6/08

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Preferred Income Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 19, 2008

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 19, 2008